Post-retirement pension and other defined benefit schemes - Movement in and components of scheme obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement
Beginning of year	$ (7,907)
End of year	(7,079)	$ (7,907)
Obligations of plans	(7,079)	(7,907)
Scheme obligations
Movement
Beginning of year	(7,907)	(8,108)
Current service cost	(72)	(56)
Past service (cost)/credit	(9)	12
Participant contributions	(13)	(12)
Benefits paid	451	463
Interest expense on post-retirement scheme obligations	(312)	(338)
Actuarial gains/(losses)	395	(341)
Exchange and other adjustments	272	(377)
Settlements	116	850
End of year	(7,079)	(7,907)
Obligations of plans	(7,079)	(7,907)
UK defined benefit plans
Movement
Beginning of year	(5,161)
End of year	(4,592)	(5,161)
Obligations of plans	$ (4,592)	(5,161)
Weighted average duration of the post-retirement scheme obligations	11 years
UK defined benefit plans | Scheme obligations
Movement
Beginning of year	$ (5,161)	(4,801)
Current service cost	(6)	(6)
Past service (cost)/credit	(2)	12
Participant contributions	(1)	(1)
Benefits paid	323	303
Interest expense on post-retirement scheme obligations	(231)	(239)
Actuarial gains/(losses)	416	(155)
Exchange and other adjustments	70	(274)
End of year	(4,592)	(5,161)
Obligations of plans	(4,592)	(5,161)
UNITED STATES
Movement
Beginning of year	(154)
End of year		(154)
Obligations of plans		(154)
UNITED STATES | Scheme obligations
Movement
Beginning of year	(154)	(1,022)
Current service cost		(2)
Participant contributions		(4)
Benefits paid		68
Interest expense on post-retirement scheme obligations		(22)
Actuarial gains/(losses)		(12)
Exchange and other adjustments		1
Settlements		839
End of year		(154)
Obligations of plans		(154)
SWEDEN
Movement
Beginning of year	(1,602)
End of year	(1,508)	(1,602)
Obligations of plans	$ (1,508)	(1,602)
Weighted average duration of the post-retirement scheme obligations	16 years
SWEDEN | Scheme obligations
Movement
Beginning of year	$ (1,602)	(1,312)
Current service cost	(26)	(13)
Past service (cost)/credit	(8)	(2)
Benefits paid	52	47
Interest expense on post-retirement scheme obligations	(47)	(50)
Actuarial gains/(losses)	(23)	(202)
Exchange and other adjustments	146	(70)
End of year	(1,508)	(1,602)
Obligations of plans	(1,508)	(1,602)
Rest of Group
Movement
End of year	(979)
Obligations of plans	$ (979)
Weighted average duration of the post-retirement scheme obligations	13 years
Rest of Group | Scheme obligations
Movement
Beginning of year	$ (1,144)
Current service cost	(40)
Past service (cost)/credit	1
Participant contributions	(12)
Benefits paid	76
Interest expense on post-retirement scheme obligations	(34)
Actuarial gains/(losses)	2
Exchange and other adjustments	56
Settlements	116
End of year	(979)	(1,144)
Obligations of plans	(979)	(1,144)
Rest of group (prior to 2024 disaggregation)
Movement
Beginning of year	(990)
End of year		(990)
Obligations of plans		(990)
Rest of group (prior to 2024 disaggregation) | Scheme obligations
Movement
Beginning of year	(990)	(973)
Current service cost		(35)
Past service (cost)/credit		2
Participant contributions		(7)
Benefits paid		45
Interest expense on post-retirement scheme obligations		(27)
Actuarial gains/(losses)		28
Exchange and other adjustments		(34)
Settlements		11
End of year		(990)
Obligations of plans		(990)
Funded pension schemes
Movement
Beginning of year	(7,618)
End of year	(6,804)	(7,618)
Obligations of plans	(6,804)	(7,618)
Funded pension schemes | UK defined benefit plans
Movement
Beginning of year	(5,151)
End of year	(4,582)	(5,151)
Obligations of plans	(4,582)	(5,151)
Funded pension schemes | SWEDEN
Movement
Beginning of year	(1,599)
End of year	(1,505)	(1,599)
Obligations of plans	(1,505)	(1,599)
Funded pension schemes | Rest of Group
Movement
End of year	(717)
Obligations of plans	(717)
Funded pension schemes | Rest of group (prior to 2024 disaggregation)
Movement
Beginning of year	(868)
End of year		(868)
Obligations of plans		(868)
Funded post-retirement healthcare schemes
Movement
Beginning of year	(94)
End of year	(78)	(94)
Obligations of plans	(78)	(94)
Funded post-retirement healthcare schemes | UNITED STATES
Movement
Beginning of year	(94)
End of year		(94)
Obligations of plans		(94)
Funded post-retirement healthcare schemes | Rest of Group
Movement
End of year	(78)
Obligations of plans	(78)
Unfunded pension schemes
Movement
Beginning of year	(176)
End of year	(170)	(176)
Obligations of plans	(170)	(176)
Unfunded pension schemes | UNITED STATES
Movement
Beginning of year	(60)
End of year		(60)
Obligations of plans		(60)
Unfunded pension schemes | SWEDEN
Movement
Beginning of year	(3)
End of year	(3)	(3)
Obligations of plans	(3)	(3)
Unfunded pension schemes | Rest of Group
Movement
End of year	(167)
Obligations of plans	(167)
Unfunded pension schemes | Rest of group (prior to 2024 disaggregation)
Movement
Beginning of year	(113)
End of year		(113)
Obligations of plans		(113)
Unfunded post-retirement healthcare schemes
Movement
Beginning of year	(19)
End of year	(27)	(19)
Obligations of plans	(27)	(19)
Unfunded post-retirement healthcare schemes | UK defined benefit plans
Movement
Beginning of year	(10)
End of year	(10)	(10)
Obligations of plans	(10)	(10)
Unfunded post-retirement healthcare schemes | Rest of Group
Movement
End of year	(17)
Obligations of plans	(17)
Unfunded post-retirement healthcare schemes | Rest of group (prior to 2024 disaggregation)
Movement
Beginning of year	$ (9)
End of year		(9)
Obligations of plans		$ (9)